Going Concern and Management's Liquidity Plans (Details) - USD ($)	1 Months Ended
	Sep. 30, 2021	Apr. 12, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 469,877	$ 75,495